UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Pasadena Capital Corporation
Address: 600 North Rosemead Boulevard
         Pasadena, CA 91107-2133



13F File Number: 28-3118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Judy Ridder
Title:   Chief Compliance Officer
Phone:   (310)712-2909
Signature, Place, and Date of Signing:

__Judy Ridder__   __Los Angeles, CA__   ____May 5, 2006___


Report Type (Check only one.):

[  ]   13F HOLDINGS REPORT.

[X ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-1208			    Engemann Asset Management